Cost of sales of goods and services, without considering depreciation and amortization	12 Months Ended
Dec. 31, 2023
Disclosure of cost of sales [Line Items]
Cost of sales, without considering depreciation and amortization

21.   Cost of sales of goods and services, without considering depreciation and amortization

(a)	The cost of sales of goods is made up as follows:

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Beginning balance of finished goods and products in process, net of depreciation and amortization	22,667	30,031	31,797

Cost of production
Services provided by third parties	166,227	185,028	224,979
Consumption of materials and supplies	93,407	94,929	107,908
Direct labor	77,781	67,704	75,099
Short-term and low-value leases	26,794	29,329	31,309
Electricity and water	28,729	21,510	17,657
Maintenance and repair	21,601	21,099	25,681
Insurance	16,946	16,118	16,091
Transport	13,589	13,528	17,449
Other	4,510	6,404	17,263
Provision (reversal) for impairment of finished goods and product in progress, note 8(b)	3,851	(1,071)	(5,471)
Total cost of production	453,435	454,578	527,965
Final balance of finished goods and products in process	(18,748)	(33,624)	(30,031)
Write – off of products in process	—	10,957	—
Final balance of finished goods and products in process, net of depreciation and amortization	(18,748)	(22,667)	(30,031)
Cost of sales of goods, without considering depreciation and amortization	457,354	461,942	529,731

See related accounting policies in Note 2.4(x).

(b)	The cost of services is made up as follows:

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Services provided by third parties	4,266	1,681	594
Maintenance and repair	982	46	31
Consumption of materials and supplies	596	31	11
Insurances	129	134	46
Direct labor	121	—	—
Electricity and water	78	1,204	556
Transport	6	14	9
Short-term and low-value lease	6	3	—
Other minor cost of services	59	50	22
	6,243	3,163	1,269

Sociedad Minera Cerro Verde S.A.A.
Disclosure of cost of sales [Line Items]
Cost of sales, without considering depreciation and amortization

15.  Cost of sales

This item is made up as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	US$(000)	US$(000)	US$(000)

Materials and supplies	982,616	915,323	698,246
Property Plant and Equipment Depreciation (see Note 7 and 2(g))	530,199	489,700	470,228
Labor (a)	381,761	343,575	425,524
Third-party services	279,923	246,247	220,920
Energy	249,039	243,549	194,982
Variable lease payments, low-value and short-term leases	17,741	13,369	5,806
Change in finished goods inventory	14,165	(10,368)	(6,129)
Change in work in process inventory	13,538	(1,358)	(16,609)
Loss on materials obsolescence, net	12,496	4,053	3,622
Depreciation for right-of-use assets (see Note 7)	11,117	12,708	12,459
OEFA and OSINERGMIN contributions (b)	8,015	9,308	10,334
Management fees	3,098	2,540	2,352
Intangible amortization	2,342	2,342	1,531
WIP stockpile write-offs (see Note 5 (b))	1,527	7,668	—
Cost related to COVID-19 pandemic (c)	817	43,672	89,050
Other costs	47,658	45,439	42,772

	2,556,052	2,367,767	2,155,088
(a)

For the year ended December 31, 2023, labor includes an expense of US$130.9 million related to profit sharing. For the year ended December 31 2022 and 2021 include and expense of US$118.2 million and US$156.2 million respectively coupled with a credit of S$3.1 million and an expense of US$2.6 million, respectively as a result of the recognition of lower contingent liabilities for prior years still open to review by the tax authority).

(b)

The Company is subject to OEFA and OSINERGMIN royalties. These funds are used by these agencies as part of their operating budgets for investment supervision in energy and mining, as well as the environment. The calculation for the OSINERGMIN royalty is 0.14% of invoiced sales and the calculation for the OEFA royalty is 0.10% of invoiced sales for the years ended December 31, 2023, 2022 and 2021.

(c)

For the year ended December 31, 2023, the expense is primarily related to medical response center service for suspected cases of COVID (for the year ended December 31, 2022, the expense is primarily related to medical tests, for the year ended December 31, 2021, the Company recognized expenses of US$89.1 million, mainly for labor costs associated with quartered-personnel at the mine site, including housing costs and medical tests). According to the Peruvian government’s Supreme Decree No. 008-2020, the declaration of COVID as a health emergency expired on May 25, 2023.

In compliance with corporate policies, the Company recognizes administrative costs as an inventory cost (approximately US$32.6, US$44.5, and US$45.3 million for the year ended December 31, 2023, 2022 and 2021 respectively. The effect of this policy is immaterial to the financial statements as a whole.